Derivatives - Derivatives Not Designated In Hedge - General Account (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative financial instruments [Line Items]
Derivative assets	[1]	€ 2,760	€ 8,827
Derivative liability	[1]	6,094	10,639
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets		2,707	8,780
Derivative liability		5,379	10,600
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets		2,381	8,344
Derivative liability		4,162	9,578
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Derivatives held as an economic hedge [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets		2,378	8,327
Derivative liability		3,198	5,992
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Bifurcated embedded derivatives [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets		3	17
Derivative liability		€ 964	€ 3,586

[1]	Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.